NOTE 19 RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Detail) - Schedule of Restated Financial Information (USD $)	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003	Sep. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Dec. 31, 2011 Series I Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Current Assets
Cash	$ 42,008	$ 129,888		$ 47,000							$ 0									$ 70,726	$ 110,388	$ 118,734	$ 129,888												$ 70,726	$ 110,388	$ 118,734	$ 129,888
Accounts Receivable	0	982																					982															982
Total Current Assets	42,008	130,870																		70,726	110,388	118,734	130,870												70,726	110,388	118,734	130,870
Other Assets
Certificates of Deposit	172,499	171,875																		172,378	172,255	172,133	171,875												172,378	172,255	172,133	171,875
Deferred Financing Costs, Net																				21,131															21,131
Goodwill	0	5,341																		5,341	5,341	5,341	5,341												5,341	5,341	5,341	5,341
Mining Claims - Unproved	1,797,488	1,797,564																		2,187,207	2,110,387	2,004,295	1,891,845	(389,718)	(312,898)	(206,550)	(94,281)								1,797,489	1,797,489	1,797,745	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	635,212	733,885																		660,083	681,515	707,700	733,885												660,083	681,515	707,700	733,885
Purchase Option - Taber Mine																				22,000	16,000	10,000	4,000												22,000	16,000	10,000	4,000
Reclamation Bond Deposit	2,000	0																		2,000	2,000	2,000													2,000	2,000	2,000
Total Other Assets	2,634,220	2,712,665																		3,070,140	2,987,498	2,901,469	2,806,946	(389,718)	(312,898)	(206,550)	(94,281)								2,680,422	2,674,600	2,694,919	2,712,665
TOTAL ASSETS	2,676,228	2,843,535																		3,140,866	3,097,886	3,020,203	2,937,816	(389,718)	(312,898)	(206,550)	(94,281)								2,751,148	2,784,988	2,813,653	2,843,535
Current Liabilities
Accounts Payable	56,617	5,942																		31,165	44,638	30,976	5,942												31,165	44,638	30,976	5,942
Accrued Expenses - related party	884,474	784,474																		850,474	828,474	812,474	784,474												850,474	828,474	812,474	784,474
Accrued Interest	41,363	0																		18,513	10,823	3,348													18,513	10,823	3,348
Convertible notes payable (net of discount	608,193	25,000																		357,675	161,798	53,802	25,000												357,675	161,798	53,802	25,000
Note Payable (net of discount	0	4,432																				5,931	4,432														5,931	4,432
Note Payable – Ruby Mine Mortgage	1,774,822	1,889,185																		1,841,095	1,857,245	1,873,275	1,889,185												1,841,095	1,857,245	1,873,275	1,889,185
Derivative Liability	496,827	0																		585,498															585,498
Total Current Liabilities	3,884,381	2,709,033																		3,684,420	2,902,978	2,779,806	2,709,033												3,684,420	2,902,978	2,779,806	2,709,033
Long-Term Liabilities
Asset Retirement Obligation	5,584	5,147	171,618																	5,350	5,274	5,198	5,147												5,350	5,274	5,198	5,147
Total Long-Term Liabilities	5,584	5,147																		5,350	5,274	5,198	5,147												5,350	5,274	5,198	5,147
Total Liabilities	3,889,965	2,714,180																		3,689,770	2,908,252	2,785,004	2,714,180												3,689,770	2,908,252	2,785,004	2,714,180
Stockholders’ Equity (Deficit)
Preferred stock													4,000	4,000	4,000	4,000	100	100	100									4,000	4,000	4,000	4,000	100	100	100					0	0	4,000	4,000	0	100
Common stock	102,003	97,664																		100,498	99,628	98,725	97,664												100,498	99,628	98,725	97,664
Additional Paid-In Capital	12,168,608	11,358,733																		12,047,659	11,999,318	11,796,219	11,358,733												12,047,659	11,999,318	11,796,219	11,358,733
Stock Payable	0	25,000																		25,000	25,000	25,000	25,000												25,000	25,000	25,000	25,000
Deficit Accumulated During Exploration Stage																				(12,726,061)	(11,938,412)	(11,688,845)	(11,261,861)	(389,718)	(312,898)	(206,550)	(94,281)								13,115,779	(12,251,310)	(11,895,395)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(1,213,737)	129,355		(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0								(548,904)	189,634	235,199	223,636	(389,718)	(312,898)	(206,550)	(94,281)								(938,622)	(123,264)	28,649	129,355
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$ 2,676,228	$ 2,843,535																		$ 3,140,866	$ 3,097,886	$ 3,020,203	$ 2,937,816	$ (389,718)	$ (312,898)	$ (206,550)	$ (94,281)								$ 2,751,148	$ 2,784,988	$ 2,813,653	$ 2,843,535